SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                     September 20, 2012


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


           Re:  AllianceBernstein Cap Fund, Inc.
                -AllianceBernstein Select US Long/Short Portfolio
                File Nos. 2-29901 and 811-01716
                -------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 121 under the Securities Act of 1933 and Amendment No. 100 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Select US Long/Short Portfolio.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                           Sincerely,

                                           /s/ Joanne Skerrett
                                           -------------------
                                               Joanne Skerrett

Attachment

cc:      Kathleen K. Clarke